Parent Company Only Condensed Financial Information - Condensed Statements Of Operations And Comprehensive Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0